Gotham Enhanced 500 ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Advertising - 0.1%
Interpublic Group of Cos., Inc.	9,159	$256,635
Omnicom Group, Inc. (a)	5,635	484,836
		741,471

Aerospace & Defense - 2.4%
Boeing Co. (b)	2,105	372,585
General Dynamics Corp.	6,681	1,760,377
General Electric Co.	29,440	4,910,298
Howmet Aerospace, Inc.	1,383	151,259
L3Harris Technologies, Inc.	4,626	972,755
Lockheed Martin Corp.	5,746	2,792,211
Northrop Grumman Corp.	1,407	660,291
RTX Corp.	4,481	518,541
TransDigm Group, Inc.	166	210,368
		12,348,685

Agriculture - 1.5%
Altria Group, Inc.	48,975	2,560,903
Archer-Daniels-Midland Co.	1,627	82,196
Bunge Global SA	432	33,592
Philip Morris International, Inc.	39,898	4,801,724
		7,478,415

Airlines - 0.2%
Delta Air Lines, Inc.	17,329	1,048,404
Southwest Airlines Co. (a)	2,064	69,392
United Airlines Holdings, Inc. (b)	1,016	98,654
		1,216,450

Apparel - 0.3%
Deckers Outdoor Corp. (b)	462	93,828
Nike, Inc. - Class B	5,000	378,350
Ralph Lauren Corp. - Class A	1,681	388,277
Tapestry, Inc.	6,581	429,937
		1,290,392

Auto Manufacturers - 2.2%
Cummins, Inc.	3,873	1,350,128
Ford Motor Co.	13,333	131,997
General Motors Co.	29,061	1,548,079
PACCAR, Inc.	1,717	178,602
Tesla, Inc. (a)(b)	20,077	8,107,896
		11,316,702

Auto Parts & Equipment - 0.1%
Aptiv PLC (b)	5,717	345,764
BorgWarner, Inc.	5,550	176,435
		522,199

Banks - 4.4%
Bank of America Corp.	73,831	3,244,872
Bank of New York Mellon Corp.	7,198	553,022
Citigroup, Inc.	18,227	1,282,998
Citizens Financial Group, Inc.	4,326	189,306
Fifth Third Bancorp (a)	6,611	279,513
Goldman Sachs Group, Inc.	3,584	2,052,270
Huntington Bancshares, Inc.	5,885	95,749
JPMorgan Chase & Co.	30,915	7,410,635
KeyCorp	9,183	157,397
M&T Bank Corp.	1,560	293,296
Morgan Stanley	15,810	1,987,633

Northern Trust Corp.	1,911	195,877
PNC Financial Services Group, Inc.	3,825	737,651
Regions Financial Corp.	4,013	94,386
State Street Corp.	2,824	277,176
Truist Financial Corp.	12,793	554,960
U.S. Bancorp	15,071	720,846
Wells Fargo & Co.	32,124	2,256,390
		22,383,977

Beverages - 1.3%
Brown-Forman Corp. - Class B (a)	1,571	59,666
Coca-Cola Co.	29,697	1,848,935
Constellation Brands, Inc. - Class A	4,429	978,809
Keurig Dr Pepper, Inc.	33,082	1,062,594
Molson Coors Beverage Co. - Class B (a)	5,802	332,571
Monster Beverage Corp. (b)	3,275	172,134
PepsiCo, Inc.	13,535	2,058,132
		6,512,841

Biotechnology - 1.1%
Amgen, Inc.	1,748	455,599
Biogen, Inc. (b)	3,539	541,184
Corteva, Inc. (a)	16,054	914,436
Gilead Sciences, Inc.	34,303	3,168,568
Incyte Corp. (b)	1,796	124,050
Moderna, Inc. (a)(b)	1,298	53,971
Regeneron Pharmaceuticals, Inc. (b)	336	239,343
Vertex Pharmaceuticals, Inc. (b)	835	336,254
		5,833,405

Building Materials - 0.9%
Builders FirstSource, Inc. (b)	3,342	477,672
Carrier Global Corp.	2,986	203,824
Johnson Controls International PLC	16,221	1,280,324
Lennox International, Inc. (a)	102	62,149
Martin Marietta Materials, Inc.	187	96,585
Masco Corp.	5,294	384,186
Mohawk Industries, Inc. (b)	1,511	180,005
Trane Technologies PLC	5,492	2,028,470
Vulcan Materials Co.	400	102,892
		4,816,107

Chemicals - 0.9%
Air Products and Chemicals, Inc.	737	213,759
Albemarle Corp. (a)	294	25,308
Celanese Corp.	367	25,400
CF Industries Holdings, Inc.	2,872	245,039
Dow, Inc.	2,306	92,540
DuPont de Nemours, Inc.	10,190	776,987
Eastman Chemical Co. (a)	2,846	259,897
Ecolab, Inc.	912	213,700
FMC Corp. (a)	3,032	147,386
International Flavors & Fragrances, Inc.	866	73,220
Linde PLC	1,586	664,011
LyondellBasell Industries NV - Class A	7,926	588,664
Mosaic Co.	1,050	25,809
PPG Industries, Inc.	5,676	677,998
Sherwin-Williams Co.	837	284,521
		4,314,239

Commercial Services - 1.2%
Automatic Data Processing, Inc.	3,353	981,524
Cintas Corp.	1,173	214,307
Corpay, Inc. (b)	2,017	682,593
Equifax, Inc.	353	89,962
Global Payments, Inc.	861	96,484
MarketAxess Holdings, Inc.	93	21,022

Moody’s Corp.	544	257,513
PayPal Holdings, Inc. (b)	24,508	2,091,758
Quanta Services, Inc.	1,104	348,919
Rollins, Inc.	1,599	74,114
S&P Global, Inc.	1,052	523,927
United Rentals, Inc.	577	406,462
Verisk Analytics, Inc.	396	109,070
		5,897,655

Computers - 8.7%
Accenture PLC - Class A	2,105	740,518
Apple, Inc.	145,359	36,400,801
Cognizant Technology Solutions Corp. - Class A	4,755	365,660
Crowdstrike Holdings, Inc. - Class A (b)	767	262,437
Dell Technologies, Inc. - Class C	17,192	1,981,206
EPAM Systems, Inc. (b)	193	45,127
Fortinet, Inc. (b)	2,451	231,571
Gartner, Inc. (b)	222	107,552
Hewlett Packard Enterprise Co.	31,726	677,350
HP, Inc.	26,789	874,125
International Business Machines Corp.	3,057	672,020
Leidos Holdings, Inc.	3,857	555,639
NetApp, Inc.	5,888	683,479
Seagate Technology Holdings PLC	714	61,625
Super Micro Computer, Inc. (a)(b)	14,243	434,127
Western Digital Corp. (b)	7,680	457,958
		44,551,195

Cosmetics & Personal Care - 0.7%
Colgate-Palmolive Co.	19,947	1,813,382
Estee Lauder Cos., Inc. - Class A	1,095	82,103
Kenvue, Inc.	6,535	139,522
Procter & Gamble Co.	8,703	1,459,058
		3,494,065

Distribution & Wholesale - 0.4%
Copart, Inc. (b)	3,230	185,370
Fastenal Co.	1,947	140,009
LKQ Corp.	7,296	268,128
Pool Corp.	116	39,549
W.W. Grainger, Inc.	1,169	1,232,184
		1,865,240

Diversified Financial Services - 4.5%
American Express Co.	7,904	2,345,828
Ameriprise Financial, Inc.	952	506,873
Apollo Global Management, Inc.	5,463	902,269
Blackrock, Inc.	1,653	1,694,507
Capital One Financial Corp.	3,677	655,683
Cboe Global Markets, Inc.	292	57,057
Charles Schwab Corp.	15,077	1,115,849
CME Group, Inc. - Class A	1,219	283,088
Discover Financial Services	2,445	423,547
Franklin Resources, Inc. (a)	15,052	305,405
Intercontinental Exchange, Inc.	7,987	1,190,143
Invesco Ltd.	4,293	75,042
Mastercard, Inc. - Class A	8,831	4,650,140
Nasdaq, Inc.	13,814	1,067,960
Raymond James Financial, Inc.	1,884	292,642
Synchrony Financial	3,881	252,265
T. Rowe Price Group, Inc.	2,652	299,915
Visa, Inc. - Class A	20,832	6,583,745
		22,701,958

Electric - 1.3%
AES Corp.	2,321	29,871
Alliant Energy Corp.	845	49,973

Ameren Corp.	897	79,959
American Electric Power Co., Inc.	1,719	158,543
CenterPoint Energy, Inc. (a)	2,177	69,076
CMS Energy Corp.	942	62,784
Consolidated Edison, Inc.	1,072	95,655
Constellation Energy Corp.	7,599	1,699,972
Dominion Energy, Inc.	20,512	1,104,776
DTE Energy Co.	725	87,544
Duke Energy Corp.	2,631	283,464
Edison International	1,305	104,191
Entergy Corp.	1,470	111,455
Evergy, Inc.	792	48,748
Eversource Energy	1,079	61,967
Exelon Corp.	3,363	126,583
FirstEnergy Corp.	1,955	77,770
NextEra Energy, Inc.	6,895	494,303
NRG Energy, Inc.	5,967	538,343
PG&E Corp.	20,723	418,190
Pinnacle West Capital Corp.	278	23,566
PPL Corp.	2,439	79,170
Public Service Enterprise Group, Inc.	1,657	140,000
Sempra	2,107	184,826
Southern Co.	3,627	298,575
Vistra Corp.	1,085	149,589
WEC Energy Group, Inc. (a)	1,004	94,416
Xcel Energy, Inc.	1,920	129,639
		6,802,948

Electrical Components & Equipment - 0.5%
AMETEK, Inc.	782	140,963
Eaton Corp. PLC	1,331	441,719
Emerson Electric Co.	14,001	1,735,144
Generac Holdings, Inc. (b)	183	28,374
		2,346,200

Electronics - 0.9%
Allegion PLC	2,114	276,258
Amphenol Corp. - Class A	4,163	289,120
Fortive Corp.	1,100	82,500
Garmin Ltd.	5,449	1,123,911
Honeywell International, Inc.	3,741	845,054
Hubbell, Inc. (a)	161	67,441
Jabil, Inc.	3,290	473,431
Keysight Technologies, Inc. (a)(b)	476	76,460
Mettler-Toledo International, Inc. (b)	60	73,421
TE Connectivity PLC	8,447	1,207,668
Trimble, Inc. (b)	855	60,414
		4,575,678

Energy - Alternate Sources - 0.0%(c)
Enphase Energy, Inc. (a)(b)	386	26,511
First Solar, Inc. (b)	292	51,462
		77,973

Engineering & Construction - 0.1%
Jacobs Solutions, Inc.	3,023	403,933

Entertainment - 0.1%
Caesars Entertainment, Inc. (b)	5,257	175,689
Live Nation Entertainment, Inc. (b)	795	102,952
		278,641

Environmental Control - 0.3%
Pentair PLC	4,016	404,170
Republic Services, Inc.	990	199,168
Veralto Corp.	4,924	501,510
Waste Management, Inc.	1,358	274,031
		1,378,879

Food - 1.2%
Conagra Brands, Inc.	2,322	64,435
General Mills, Inc.	1,919	122,375
Hershey Co.	688	116,513
Hormel Foods Corp.	1,796	56,340
J.M. Smucker Co.	307	33,807
Kellanova	1,524	123,398
Kraft Heinz Co.	33,848	1,039,472
Kroger Co.	19,684	1,203,677
Lamb Weston Holdings, Inc. (a)	373	24,927
McCormick & Co., Inc.	882	67,244
Mondelez International, Inc. - Class A	32,542	1,943,734
Sysco Corp.	12,008	918,132
The Campbell’s Co. (a)	983	41,168
Tyson Foods, Inc. - Class A	6,988	401,391
		6,156,613

Forest Products & Paper - 0.1%
International Paper Co. (a)	8,450	454,779

Gas - 0.0%(c)
Atmos Energy Corp.	442	61,557
NiSource, Inc.	1,533	56,353
		117,910

Hand & Machine Tools - 0.2%
Snap-on, Inc.	1,479	502,091
Stanley Black & Decker, Inc.	3,648	292,898
		794,989

Healthcare - Products - 1.6%
Abbott Laboratories	16,727	1,891,991
Agilent Technologies, Inc. (a)	963	129,369
Align Technology, Inc. (b)	214	44,621
Baxter International, Inc. (a)	12,293	358,464
Bio-Techne Corp.	452	32,558
Boston Scientific Corp. (b)	4,934	440,705
Cooper Cos., Inc. (b)	567	52,124
Danaher Corp.	6,938	1,592,618
Edwards Lifesciences Corp. (b)	2,044	151,317
GE HealthCare Technologies, Inc.	1,539	120,319
Hologic, Inc. (b)	5,663	408,246
IDEXX Laboratories, Inc. (b)	235	97,158
Insulet Corp. (b)	182	47,515
Intuitive Surgical, Inc. (b)	1,084	565,805
Medtronic PLC	4,355	347,877
ResMed, Inc. (a)	487	111,372
Revvity, Inc.	363	40,514
Solventum Corp. (b)	4,175	275,801
STERIS PLC	281	57,762
Stryker Corp.	1,166	419,818
Teleflex, Inc.	116	20,646
Thermo Fisher Scientific, Inc.	1,283	667,455
Waters Corp. (b)	169	62,696
West Pharmaceutical Services, Inc.	199	65,184
Zimmer Biomet Holdings, Inc.	701	74,047
		8,075,982

Healthcare - Services - 2.7%
Centene Corp. (b)	12,482	756,160
Charles River Laboratories International, Inc. (b)	125	23,075
Cigna Group	8,007	2,211,053
DaVita, Inc. (b)	2,058	307,774
Elevance Health, Inc.	5,629	2,076,538
HCA Healthcare, Inc.	6,308	1,893,346

Humana, Inc. (a)	2,931	743,624
IQVIA Holdings, Inc. (b)	507	99,631
Labcorp Holdings, Inc.	251	57,559
Molina Healthcare, Inc. (b)	1,419	413,000
Quest Diagnostics, Inc.	333	50,236
UnitedHealth Group, Inc.	9,478	4,794,541
Universal Health Services, Inc. - Class B	1,738	311,832
		13,738,369

Home Builders - 0.1%
D.R. Horton, Inc.	1,006	140,659
Lennar Corp. - Class A	2,615	356,608
NVR, Inc. (b)	11	89,968
PulteGroup, Inc.	697	75,903
		663,138

Household Products & Wares - 0.4%
Avery Dennison Corp.	1,952	365,278
Church & Dwight Co., Inc.	804	84,187
Clorox Co.	3,015	489,666
Kimberly-Clark Corp.	9,649	1,264,405
		2,203,536

Insurance - 4.0%
Aflac, Inc.	1,864	192,812
Allstate Corp.	865	166,763
American International Group, Inc.	2,180	158,704
Aon PLC - Class A (a)	5,303	1,904,626
Arch Capital Group Ltd.	1,276	117,839
Arthur J Gallagher & Co.	744	211,184
Assurant, Inc.	140	29,851
Berkshire Hathaway, Inc. - Class B (b)	20,782	9,420,065
Brown & Brown, Inc.	6,893	703,224
Chubb Ltd.	1,405	388,202
Cincinnati Financial Corp.	2,846	408,970
Erie Indemnity Co. - Class A (a)	149	61,422
Everest Group Ltd.	118	42,770
Globe Life, Inc.	271	30,222
Hartford Financial Services Group, Inc.	6,572	718,977
Loews Corp.	5,335	451,821
Marsh & McLennan Company, Inc.	11,883	2,524,068
MetLife, Inc.	2,334	191,108
Principal Financial Group, Inc.	781	60,457
Progressive Corp.	5,959	1,427,836
Prudential Financial, Inc.	8,661	1,026,588
Travelers Cos., Inc.	760	183,076
W.R. Berkley Corp.	1,302	76,193
Willis Towers Watson PLC	336	105,249
		20,602,027

Internet - 14.5%
Airbnb, Inc. - Class A (b)	2,115	277,932
Alphabet, Inc. - Class A	125,501	23,757,339
Amazon.com, Inc. (b)	107,611	23,608,777
Booking Holdings, Inc.	808	4,014,483
CDW Corp.	3,249	565,456
eBay, Inc.	13,943	863,769
Expedia Group, Inc. - Class A (b)	3,121	581,536
F5, Inc. (b)	1,648	414,423
Gen Digital, Inc.	17,728	485,393
GoDaddy, Inc. - Class A (b)	477	94,145
Match Group, Inc. (b)	851	27,836
Meta Platforms, Inc. - Class A	29,074	17,023,118
Netflix, Inc. (b)	1,427	1,271,914
Palo Alto Networks, Inc. (b)	2,064	375,565
Uber Technologies, Inc. (b)	6,906	416,570
VeriSign, Inc. (b)	328	67,883
		73,846,139

Iron & Steel - 0.1%
Nucor Corp. (a)	5,654	659,878
Steel Dynamics, Inc.	423	48,252
		708,130

Leisure Time - 0.2%
Carnival Corp. (b)	30,442	758,614
Norwegian Cruise Line Holdings Ltd. (b)	1,590	40,911
Royal Caribbean Cruises Ltd. (a)	848	195,625
		995,150

Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	839	207,367
Las Vegas Sands Corp. (a)	2,464	126,551
Marriott International, Inc. - Class A	937	261,367
MGM Resorts International (a)(b)	1,026	35,551
Wynn Resorts Ltd.	384	33,085
		663,921

Machinery - Construction & Mining - 1.0%
Caterpillar, Inc.	13,270	4,813,825
GE Vernova, Inc.	916	301,300
		5,115,125

Machinery - Diversified - 0.6%
Deere & Co.	902	382,177
Dover Corp.	3,737	701,061
IDEX Corp.	217	45,416
Ingersoll Rand, Inc. (a)	1,363	123,297
Nordson Corp.	173	36,199
Otis Worldwide Corp.	9,756	903,503
Rockwell Automation, Inc. (a)	321	91,739
Westinghouse Air Brake Technologies Corp.	4,677	886,712
Xylem, Inc.	796	92,352
		3,262,456

Media - 1.2%
Charter Communications, Inc. - Class A (a)(b)	1,372	470,280
Comcast Corp. - Class A	70,561	2,648,154
FactSet Research Systems, Inc.	109	52,351
Fox Corp. - Class A	11,352	551,480
News Corp. - Class A	1,938	53,373
Paramount Global - Class B (a)	2,259	23,629
Walt Disney Co.	20,219	2,251,386
Warner Bros Discovery, Inc. (b)	8,344	88,196
		6,138,849

Mining - 0.1%
Freeport-McMoRan, Inc.	4,820	183,546
Newmont Corp.	3,677	136,858
		320,404

Miscellaneous Manufacturers - 0.9%
3M Co.	14,884	1,921,376
A.O. Smith Corp. - Class A	3,429	233,892
Axon Enterprise, Inc. (b)	205	121,836
Illinois Tool Works, Inc.	7,186	1,822,082
Parker-Hannifin Corp.	428	272,221
Teledyne Technologies, Inc. (b)	244	113,248
Textron, Inc.	650	49,718
		4,534,373

Office & Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (b)	1,242	479,685

Oil & Gas - 2.2%
APA Corp. (a)	986	22,767
Chevron Corp.	21,300	3,085,092
ConocoPhillips	3,911	387,854
Coterra Energy, Inc.	2,677	68,371
Devon Energy Corp.	2,074	67,882
Diamondback Energy, Inc.	990	162,192
EOG Resources, Inc.	8,190	1,003,930
EQT Corp.	1,737	80,093
Exxon Mobil Corp.	37,282	4,010,425
Hess Corp.	972	129,286
Marathon Petroleum Corp.	1,097	153,031
Occidental Petroleum Corp. (a)	3,159	156,086
Phillips 66	9,715	1,106,830
Texas Pacific Land Corp. (a)	66	72,993
Valero Energy Corp.	7,648	937,568
		11,444,400

Oil & Gas Services - 0.6%
Baker Hughes Co.	24,146	990,469
Halliburton Co.	21,531	585,428
Schlumberger NV	34,345	1,316,787
		2,892,684

Packaging & Containers - 0.2%
Amcor PLC (a)	4,913	46,231
Ball Corp.	8,603	474,284
Packaging Corp. of America	299	67,314
Smurfit WestRock PLC	4,984	268,438
		856,267

Pharmaceuticals - 3.7%
AbbVie, Inc.	5,950	1,057,315
Becton Dickinson & Co.	929	210,762
Bristol-Myers Squibb Co.	6,853	387,606
Cardinal Health, Inc.	801	94,734
Cencora, Inc.	4,738	1,064,534
CVS Health Corp.	30,720	1,379,021
Dexcom, Inc. (b)	1,163	90,447
Eli Lilly & Co.	3,006	2,320,632
Henry Schein, Inc. (b)	386	26,711
Johnson & Johnson	36,169	5,230,761
McKesson Corp.	428	243,922
Merck & Co., Inc.	60,853	6,053,656
Pfizer, Inc.	19,010	504,335
Viatris, Inc.	4,003	49,837
Zoetis, Inc.	1,516	247,002
		18,961,275

Pipelines - 0.4%
Kinder Morgan, Inc.	7,484	205,062
ONEOK, Inc.	14,081	1,413,732
Targa Resources Corp.	744	132,804
Williams Cos., Inc.	4,071	220,323
		1,971,921

Private Equity - 0.5%
Blackstone, Inc.	7,131	1,229,527
KKR & Co., Inc.	9,609	1,421,267
		2,650,794

Real Estate - 0.0%(c)
CBRE Group, Inc. - Class A (b)	966	126,826
CoStar Group, Inc. (a)(b)	1,417	101,443
		228,269

Retail - 3.1%
AutoZone, Inc. (b)	56	179,312
Bath & Body Works, Inc.	843	32,683
Best Buy Co., Inc.	5,946	510,167
CarMax, Inc. (a)(b)	523	42,760
Chipotle Mexican Grill, Inc. (b)	4,589	276,717
Costco Wholesale Corp.	1,491	1,366,159
Darden Restaurants, Inc.	360	67,208
Dollar General Corp.	5,337	404,651
Dollar Tree, Inc. (b)	723	54,182
Domino’s Pizza, Inc.	104	43,655
Genuine Parts Co. (a)	414	48,339
Home Depot, Inc.	3,344	1,300,783
Lowe’s Company, Inc.	9,043	2,231,812
Lululemon Athletica, Inc. (b)	410	156,788
McDonald’s Corp.	2,424	702,693
O’Reilly Automotive, Inc. (b)	167	198,029
Ross Stores, Inc.	1,122	169,725
Starbucks Corp.	3,816	348,210
Target Corp.	11,281	1,524,966
TJX Cos., Inc.	17,929	2,166,002
Tractor Supply Co. (a)	1,475	78,263
Ulta Beauty, Inc. (b)	144	62,630
Walgreens Boots Alliance, Inc. (a)	23,612	220,300
Walmart, Inc.	26,951	2,435,023
Yum! Brands, Inc.	6,825	915,642
		15,536,699

Semiconductors - 11.2%
Advanced Micro Devices, Inc. (b)	5,272	636,805
Analog Devices, Inc.	1,618	343,760
Applied Materials, Inc.	20,096	3,268,212
Broadcom, Inc.	43,149	10,003,664
Intel Corp.	14,375	288,219
KLA Corp.	3,259	2,053,561
Lam Research Corp.	31,765	2,294,386
Microchip Technology, Inc.	1,745	100,076
Micron Technology, Inc.	10,688	899,502
Monolithic Power Systems, Inc.	138	81,655
NVIDIA Corp.	230,964	31,016,156
NXP Semiconductors NV	847	176,049
ON Semiconductor Corp. (b)	1,419	89,468
QUALCOMM, Inc.	30,770	4,726,887
Skyworks Solutions, Inc.	3,892	345,143
Teradyne, Inc.	461	58,049
Texas Instruments, Inc.	3,050	571,905
		56,953,497

Shipbuilding - 0.0%(c)
Huntington Ingalls Industries, Inc.	126	23,810

Software - 9.5%
Adobe, Inc. (b)	1,491	663,018
Akamai Technologies, Inc. (b)	393	37,590
ANSYS, Inc. (b)	847	285,719
Autodesk, Inc. (b)	719	212,515
Broadridge Financial Solutions, Inc.	2,620	592,356
Cadence Design Systems, Inc. (b)	901	270,714
Dayforce, Inc. (a)(b)	455	33,051
Electronic Arts, Inc.	2,540	371,602
Fair Isaac Corp. (b)	70	139,365
Fidelity National Information Services, Inc.	1,828	147,648
Fiserv, Inc. (b)	16,430	3,375,051
Intuit, Inc.	911	572,563
Jack Henry & Associates, Inc. (a)	214	37,514
Microsoft Corp.	85,656	36,104,004
MSCI, Inc.	225	135,002
Oracle Corp.	9,264	1,543,753

Palantir Technologies, Inc. - Class A (b)	8,090	611,847
Paychex, Inc. (a)	1,096	153,681
Paycom Software, Inc.	169	34,640
PTC, Inc. (b)	326	59,942
Roper Technologies, Inc.	1,039	540,124
Salesforce, Inc.	3,219	1,076,208
ServiceNow, Inc. (b)	599	635,012
Synopsys, Inc. (b)	467	226,663
Take-Two Interactive Software, Inc. (b)	1,702	313,304
Tyler Technologies, Inc. (a)(b)	115	66,314
Workday, Inc. - Class A (a)(b)	762	196,619
		48,435,819

Telecommunications - 2.9%
Arista Networks, Inc. (b)	3,878	428,635
AT&T, Inc.	100,166	2,280,780
Cisco Systems, Inc.	49,733	2,944,194
Corning, Inc.	2,756	130,965
Juniper Networks, Inc.	1,070	40,072
Motorola Solutions, Inc.	499	230,653
T-Mobile US, Inc.	28,076	6,197,215
Verizon Communications, Inc.	67,386	2,694,766
		14,947,280

Toys, Games & Hobbies - 0.0%(c)
Hasbro, Inc.	2,954	165,158

Transportation - 1.3%
C.H. Robinson Worldwide, Inc.	371	38,332
CSX Corp.	46,484	1,500,039
Expeditors International of Washington, Inc.	371	41,096
FedEx Corp. (a)	4,965	1,396,803
J.B. Hunt Transport Services, Inc.	290	49,491
Norfolk Southern Corp.	747	175,321
Old Dominion Freight Line, Inc.	707	124,715
Union Pacific Corp.	11,905	2,714,816
United Parcel Service, Inc. - Class B	2,899	365,564
		6,406,177

Water - 0.0%(c)
American Water Works Co., Inc. (a)	532	66,229
TOTAL COMMON STOCKS (Cost $413,449,250)		503,561,102

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares	Value
REITS - 1.1%
Alexandria Real Estate Equities, Inc. (a)	516	50,336
American Tower Corp.	1,552	284,652
AvalonBay Communities, Inc. (a)	1,797	395,286
BXP, Inc. (a)	448	33,313
Camden Property Trust	285	33,071
Crown Castle, Inc.	1,455	132,056
Digital Realty Trust, Inc.	1,011	179,281
Equinix, Inc.	270	254,580
Equity Residential	1,286	92,283
Essex Property Trust, Inc.	184	52,521
Extra Space Storage, Inc.	719	107,562
Federal Realty Investment Trust	234	26,196
Healthpeak Properties, Inc.	2,174	44,067
Host Hotels & Resorts, Inc.	2,319	40,629
Invitation Homes, Inc.	2,090	66,817
Iron Mountain, Inc.	923	97,017
Kimco Realty Corp.	16,233	380,339
Mid-America Apartment Communities, Inc.	334	51,626
Prologis, Inc.	3,045	321,857
Public Storage	500	149,720
Realty Income Corp.	7,995	427,013
Regency Centers Corp.	517	38,222

SBA Communications Corp.	324	66,031
Simon Property Group, Inc.	1,098	189,087
UDR, Inc.	1,021	44,322
Ventas, Inc.	1,418	83,506
VICI Properties, Inc.	3,090	90,259
Welltower, Inc.	13,322	1,678,972
Weyerhaeuser Co.	2,427	68,320
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,249,902)		5,478,941

SHORT-TERM INVESTMENTS - 2.2%
Investments Purchased with Proceeds from Securities Lending - 2.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58% (d)	10,897,358	10,897,358

Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.41% (d)	405,642	405,642
TOTAL SHORT-TERM INVESTMENTS (Cost $11,303,000)		11,303,000

TOTAL INVESTMENTS - 102.1% (Cost $430,002,152)		520,343,043
Liabilities in Excess of Other Assets - (2.1)%		(10,728,769)
TOTAL NET ASSETS - 100.0%		$509,614,274
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $10,693,720 which represented 2.1% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Gotham Enhanced 500 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$503,561,102	$—	$—	$503,561,102
Real Estate Investment Trusts	5,478,941	—	—	5,478,941
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	10,897,358
Money Market Funds	405,642	—	—	405,642
Total Investments	$509,445,685	$—	$—	$520,343,043

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $10,897,358 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.